Other comprehensive income (loss) (Tables)	12 Months Ended
Mar. 31, 2015
Accumulated other comprehensive income (loss)
Changes in accumulated other comprehensive income (loss)

	Millions of yen
	For the year ended March 31, 2014
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥(38,875)	¥66,707	¥(128)	¥66,579	¥27,704
Pension liability adjustment	(28,518)	8,708	1,001	9,709	(18,809)
Net unrealized gain on non-trading securities	9,998	3,342	(1,599)	1,743	11,741

Total	¥(57,395)	¥78,757	¥(726)	¥78,031	¥20,636

	Millions of yen
	For the year ended March 31, 2015
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥27,704	¥110,679	¥(5,012)	¥105,667	¥133,371
Pension liability adjustment	(18,809)	2,768	637	3,405	(15,404)
Net unrealized gain on non-trading securities	11,741	16,588	(2,557)	14,031	25,772

Total	¥20,636	¥130,035	¥(6,932)	¥123,103	¥143,739

Reclassifications out of accumulated other comprehensive income (loss)

	Millions of yen
	For the year ended March 31
	2014	2015	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Cumulative translation adjustments:
	¥128	¥5,995	Revenue—Other
	—	(983)	Income tax expense

	128	5,012	Net income

	—	—	Net income attributable to noncontrolling interests

	¥128	¥5,012	Net income attributable to NHI shareholders

	Millions of yen
	For the year ended March 31
	2014	2015	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Net unrealized gain on non-trading securities:
	¥4,220	¥4,879	Revenue—Other
	(2,065)	(1,481)	Income tax expense

	2,155	3,398	Net income

	(556)	(841)	Net income attributable to noncontrolling interests

	¥1,599	¥2,557	Net income attributable to NHI shareholders